IMPACT OF THE COVID19 PANDEMIC (Details) - USD ($) $ in Thousands				3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Apr. 22, 2021	Feb. 02, 2021	Oct. 26, 2020	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Apr. 10, 2018	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
IMPACT OF THE COVID19 PANDEMIC
Grants recognized				$ 39,378		$ 31,516		$ 71,587	$ 31,516		$ 62,312
Grants awarded					$ 32,208
Impairment of its long-lived assets							$ 0			$ 0	0	$ 0
CARES Act employee retention credit				446	334			$ 780			2,328
Subsequent Event
IMPACT OF THE COVID19 PANDEMIC
Proceeds from government grants		$ 16,104
U. S. Department of the Treasury CARES Act Loan
IMPACT OF THE COVID19 PANDEMIC
Grants recognized											62,312
Loan received			$ 45,000								45,000
PSP2
IMPACT OF THE COVID19 PANDEMIC
Grants recognized	$ 4,831			4,831	$ 32,208						$ 62,312
PSP3
IMPACT OF THE COVID19 PANDEMIC
Grants awarded				$ 34,547